LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT [Abstract]
Percent of salary, monthly deposits			8.33%
Severance pay expenses			$ 117	$ 155	$ 114	$ 78
Defined contribution plan expenses			96	197	90	82
Gain (loss) on amounts funded in respect of employee rights upon retirement		(4)	6	(8)	11	10
Expected contribution cost in 2013			$ 198